31. Segments (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenue
Passenger		R$ 5,783,323	R$ 13,077,743	R$ 10,633,488
Cargo and Other		303,507	425,088	409,633
Mileage program		284,987	361,873	368,233
Net revenue		6,371,817	13,864,704	11,411,354
Operating costs and expenses
Salaries, wages and benefits		(1,765,628)	(2,361,268)	(1,903,852)
Aircraft fuel		(2,025,701)	(4,047,344)	(3,867,673)
Aircraft rent				(1,112,837)
Sales and marketing		(324,185)	(670,392)	(581,977)
Landing fees		(411,065)	(759,774)	(743,362)
Aircraft, traffic and mileage servicing		(723,244)	(707,392)	(613,768)
Maintenance, materials and repairs		(335,868)	(569,229)	(570,333)
Depreciation and amortization		(1,870,552)	(1,727,982)	(668,516)
Passenger service expenses		(389,998)	(578,744)	(474,117)
Other income (expenses), net		523,019	(309,917)	524,656
Total operating costs and expenses		(7,323,222)	(11,732,042)	(10,011,779)
Equity results		(439)	77	387
Operating result before financial result, net and income tax and social contribution		(951,844)	2,132,739	1,399,962
Financial results
Financial income		736,969	389,563	259,728
Financial expenses		(2,546,192)	(1,748,265)	(1,061,089)
Total financial results		(1,809,223)	(1,358,702)	(801,361)
Income before exchange rate variation, net		(2,761,067)	774,037	598,601
Exchange rate change, net		(3,056,226)	(385,092)	(1,081,197)
Loss before income tax and social contribution		(5,817,293)	388,945	(482,596)
Income and social contribution taxes		(77,958)	(209,607)	(297,128)
Net income (loss) for the year		(5,895,251)	179,338	(779,724)
Attributable to equity holders of the parent		(5,988,128)	(117,273)	(1,085,393)
Attributable to non-controlling interests of Smiles		92,877	296,611	305,669
Flight Transportation [member]
Net revenue
Passenger		5,555,546	12,592,018	10,199,092
Cargo and Other		340,237	463,651	422,432
Mileage program
Net revenue		5,895,783	13,055,669	10,621,524
Operating costs and expenses
Salaries, wages and benefits		(1,675,183)	(2,270,009)	(1,821,521)
Aircraft fuel		(2,025,701)	(4,047,344)	(3,867,673)
Aircraft rent				(1,112,837)
Sales and marketing		(257,533)	(587,445)	(507,721)
Landing fees		(411,065)	(759,774)	(743,362)
Aircraft, traffic and mileage servicing		(639,903)	(766,483)	(661,260)
Maintenance, materials and repairs		(335,868)	(569,229)	(570,333)
Depreciation and amortization		(1,841,975)	(1,701,115)	(651,158)
Passenger service expenses		(389,998)	(578,744)	(474,117)
Other income (expenses), net		524,882	(354,302)	483,699
Total operating costs and expenses		(7,052,344)	(11,634,445)	(9,926,283)
Equity results		99,278	294,976	315,721
Operating result before financial result, net and income tax and social contribution		(1,057,283)	1,716,200	1,010,962
Financial results
Financial income		719,560	636,554	166,348
Financial expenses		(2,604,993)	(2,116,438)	(1,185,889)
Total financial results		(1,885,433)	(1,479,884)	(1,019,541)
Income before exchange rate variation, net		(2,942,716)	236,316	(8,579)
Exchange rate change, net		(3,058,275)	390,454	(1,084,543)
Loss before income tax and social contribution		(6,000,991)	(154,138)	(1,093,122)
Income and social contribution taxes		12,863	36,865	7,729
Net income (loss) for the year		(5,988,128)	(117,273)	(1,085,393)
Attributable to equity holders of the parent		(5,988,128)	(117,273)	(1,085,393)
Attributable to non-controlling interests of Smiles
Smiles Loyalty Program [member]
Net revenue
Passenger	[1]
Cargo and Other	[1]
Mileage program	[1]	572,916	1,051,124	987,444
Net revenue	[1]	572,916	1,051,124	987,444
Operating costs and expenses
Salaries, wages and benefits	[1]	(90,444)	(91,259)	(82,331)
Aircraft fuel	[1]
Aircraft rent	[1]
Sales and marketing	[1]	(57,225)	(82,947)	(74,256)
Landing fees	[1]
Aircraft, traffic and mileage servicing	[1]	(183,519)	(128,590)	(107,489)
Maintenance, materials and repairs	[1]
Depreciation and amortization	[1]	(28,577)	(26,868)	(17,358)
Passenger service expenses	[1]
Other income (expenses), net	[1]	(2,898)	44,384	35,959
Total operating costs and expenses	[1]	(362,663)	(285,280)	(245,475)
Equity results	[1]		(2,530)
Operating result before financial result, net and income tax and social contribution	[1]	210,253	763,314	741,969
Financial results
Financial income	[1]	89,503	125,455	220,628
Financial expenses	[1]	(13,295)	(4,273)	(2,326)
Total financial results	[1]	76,208	121,182	218,302
Income before exchange rate variation, net	[1]	286,461	884,496	960,271
Exchange rate change, net	[1]	2,049	4,669	3,223
Loss before income tax and social contribution	[1]	288,510	889,165	963,494
Income and social contribution taxes	[1]	(92,553)	(271,156)	(317,652)
Net income (loss) for the year	[1]	195,957	618,009	645,842
Attributable to equity holders of the parent	[1]	103,080	321,398	340,173
Attributable to non-controlling interests of Smiles	[1]	92,877	296,611	305,669
Total Reportable Segments [member]
Net revenue
Passenger		5,555,546	12,592,018	10,199,092
Cargo and Other		340,237	463,651	422,432
Mileage program		572,916	1,051,124	987,444
Net revenue		6,468,699	14,106,793	11,608,968
Operating costs and expenses
Salaries, wages and benefits		(1,765,627)	(2,361,268)	(1,903,852)
Aircraft fuel		(2,025,701)	(4,047,344)	(3,867,673)
Aircraft rent				(1,112,837)
Sales and marketing		(314,758)	(670,392)	(581,977)
Landing fees		(411,065)	(759,774)	(743,362)
Aircraft, traffic and mileage servicing		(823,422)	(895,073)	(768,749)
Maintenance, materials and repairs		(335,868)	(569,229)	(570,333)
Depreciation and amortization		(1,870,552)	(1,727,983)	(668,516)
Passenger service expenses		(389,998)	(578,744)	(474,117)
Other income (expenses), net		521,984	(309,918)	519,658
Total operating costs and expenses		(7,415,007)	(11,919,725)	(10,171,758)
Equity results		99,278	292,446	315,721
Operating result before financial result, net and income tax and social contribution		(847,030)	2,479,514	1,752,931
Financial results
Financial income		809,063	762,009	386,976
Financial expenses		(2,618,288)	(2,120,711)	(1,188,215)
Total financial results		(1,809,225)	(1,358,702)	(801,239)
Income before exchange rate variation, net		(2,656,255)	1,120,812	951,692
Exchange rate change, net		(3,056,226)	(385,785)	(1,081,320)
Loss before income tax and social contribution		(5,712,481)	735,027	(129,628)
Income and social contribution taxes		(79,690)	(234,291)	(309,923)
Net income (loss) for the year		(5,792,171)	500,736	(439,551)
Attributable to equity holders of the parent		(5,885,048)	204,125	(745,220)
Attributable to non-controlling interests of Smiles		92,877	296,611	305,669
Eliminations [member]
Net revenue
Passenger		227,777	485,725	434,396
Cargo and Other		(36,730)	(38,563)	(12,799)
Mileage program		(287,929)	(689,251)	(619,211)
Net revenue		(96,882)	(242,089)	(197,614)
Operating costs and expenses
Salaries, wages and benefits		(1)
Aircraft fuel
Aircraft rent
Sales and marketing		(9,427)
Landing fees
Aircraft, traffic and mileage servicing		(100,178)	187,681	154,981
Maintenance, materials and repairs
Depreciation and amortization			1
Passenger service expenses
Other income (expenses), net		1,035	1	4,998
Total operating costs and expenses		91,785	187,683	159,979
Equity results		99,717	(292,369)	(315,334)
Operating result before financial result, net and income tax and social contribution		(104,814)	(346,775)	(352,969)
Financial results
Financial income		(72,094)	(372,446)	(127,248)
Financial expenses		(72,096)	372,446	127,126
Total financial results		2		(122)
Income before exchange rate variation, net		(104,812)	(346,775)	(353,091)
Exchange rate change, net			693	123
Loss before income tax and social contribution		(104,812)	(346,082)	(352,968)
Income and social contribution taxes		1,732	24,684	12,795
Net income (loss) for the year		(103,080)	(321,398)	(340,173)
Attributable to equity holders of the parent		R$ (103,080)	(321,398)	(340,173)
Attributable to non-controlling interests of Smiles

[1]	Amounts include Smiles S.A. and Smiles Fidelidade.